SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 19, 2019	Mar. 29, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 16, 2017
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)			360,000,000
Balance at end of period (in shares)			360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)			141,969,666
Balance at beginning of period, outstanding (in shares)			141,969,666
Common Shares Issued in Follow-on Offering (in shares)		5,260,968
Balance at end of period, issued (in shares)			147,230,634	141,969,666
Balance at end of period, outstanding (in shares)			147,230,634	141,969,666
Common Stock [Roll forward]
Common Shares Issued in Follow-on Offering, value			$ 17,922		$ 103,748
Common Stock [Abstract]
Proceeds from issuance of common stock			17,922	$ 0	103,748
Additional Paid in Capital [Abstract]
Reduction of share premium	$ (103,400)		0		$ 0
Share premium fund			17,900	103,400
Contributed Surplus Account [Abstract]
Reduction of contributed surplus			(308,800)
Dividend paid			14,300	9,900
Contribution to surplus account			$ 567,200	$ 796,800
Shareholders' Rights Plan [Abstract]
Common Share, par value (in dollars per share)			$ 0.01	$ 0.01
Shareholders' Rights Agreement [Member]
Shareholders' Rights Plan [Abstract]
Preferred share purchase right						0.001
Common Share, par value (in dollars per share)						$ 0.01
Shareholders rights, exercise price (in dollars per share)						$ 30
Percentage of common share ownership						15.00%
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)			360,000,000	180,000,000	180,000,000
Authorization of additional authorized shares (in shares)				180,000,000
Balance at end of period (in shares)			360,000,000	360,000,000	180,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)			141,969,666	141,969,666	101,969,666
Balance at beginning of period, outstanding (in shares)			141,969,666	141,969,666	101,969,666
Common Shares Issued in Follow-on Offering (in shares)			5,260,968		40,000,000
Balance at end of period, issued (in shares)			147,230,634	141,969,666	141,969,666
Balance at end of period, outstanding (in shares)			147,230,634	141,969,666	141,969,666
Common Stock [Roll forward]
Balance at beginning of period			$ 1,420	$ 1,420	$ 1,020
Common Shares Issued in Follow-on Offering, value			52		400
Balance at end of period			1,472	$ 1,420	1,420
Additional Paid in Capital [Abstract]
Reduction of share premium			$ 0		$ 0